Related Party Transactions - Summary of Nature of Related Parties (Detail)	12 Months Ended
Dec. 31, 2021
Eastern Air Group Finance Company [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
CAE Melbourne Flight Training Pty Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Shanghai Technologies Aerospace Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Eastern China Kaiya System Integration Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
CES International Financial Leasing Corporation Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Travelsky technology limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A key management personnel of the Company is a director of Travelsky
Shanghai Airlines Tours International (Group) Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Xi An Cea Safran Landing Systems Services Co Ltd XIESA [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Sichuan Airlines Co.,Ltd [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A key management personnel of the Company is a director of Sichuan Air
Air FranceKLM Group [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A key management personnel of the Company is a director of AFK
Juneyao Airlines Co., Ltd and its subsidiaries [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Shareholder who hold more than 5% of the company’s voting shares